POST-EMPLOYMENT BENEFITS - Principal Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit obligation
Discount rate	5.10%	4.80%
Mortality rate	95.00%	95.00%
Pension expense
Discount rate	4.80%	4.60%
Mortality rate	95.00%	95.00%
Minimum
Defined benefit obligation
Rate of compensation increase	2.00%	2.00%
Pension expense
Rate of compensation increase	2.00%	2.00%
Maximum
Defined benefit obligation
Rate of compensation increase	7.50%	7.50%
Pension expense
Rate of compensation increase	7.50%	7.50%